13 Financial assets and financial liabilities (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Opening balance	R$ 177,730
Interest	24,002	R$ 2,404	R$ 1,042
Closing balance	300,237	177,730
Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Opening balance	177,730
Cash flows	(92,688)
Acquisition of IPEC	54,000
Interest	17,977	1,687
Business combinations	144,538	176,043
Compensation of legal proceedings disbursement	(1,320)
Closing balance	R$ 300,237	R$ 177,730